Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Peter Greenleaf(1) ($)	Compensation Actually Paid to Peter Greenleaf(1)˒(2)˒(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Net Revenue(5) ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,837,397	(8,899,595)	3,275,710	(748,376)	21.32	113.65	(108)	134
2021	1,240,389	16,344,707	718,163	4,188,759	112.88	126.45	(181)	46
2020	10,678,868	(2,601,908)	3,233,747	2,545,959	68.26	126.42	(103)	50

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]	Peter Greenleaf was our PEO for each year presented.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,837,397	$ 1,240,389	$ 10,678,868
PEO Actually Paid Compensation Amount	$ (8,899,595)	16,344,707	(2,601,908)
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Reconciliation of Summary Compensation Table to Compensation Actually Paid Calculation

Year	Summary Compensation Table Total for Peter Greenleaf ($)	Exclusion of Stock Awards and Option Awards for Peter Greenleaf ($)	Inclusion of Equity Values for Peter Greenleaf ($)	Compensation Actually Paid to Peter Greenleaf ($)
2022	8,837,397	(7,502,011)	(10,234,980)	(8,899,595)
2021	1,240,389	—	15,104,318	16,344,707
2020	10,678,868	(9,288,898)	(3,991,878)	(2,601,908)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,275,710	(2,375,417)	(1,648,669)	(748,376)
2021	718,163	—	3,470,596	4,188,759
2020	3,233,747	(2,741,071)	2,053,283	2,545,959

Non-PEO NEO Average Total Compensation Amount	$ 3,275,710	718,163	3,233,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ (748,376)	4,188,759	2,545,959
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The individuals comprising the Non-PEO NEOs for each year presented are listed below. For 2020 and 2021, please see respective proxy statements for assumptions and details.

2020	2021	2022
Joe Miller	Joe Miller	Joe Miller
Dennis Bourgeault	Max Colao	Max Colao
Max Colao	Max Donley	Max Donley
Max Donley	Stephen Robertson	Stephen Robertson
Stephen Robertson		Volker Knappertz
Neil Solomons
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Reconciliation of Summary Compensation Table to Compensation Actually Paid Calculation

Year	Summary Compensation Table Total for Peter Greenleaf ($)	Exclusion of Stock Awards and Option Awards for Peter Greenleaf ($)	Inclusion of Equity Values for Peter Greenleaf ($)	Compensation Actually Paid to Peter Greenleaf ($)
2022	8,837,397	(7,502,011)	(10,234,980)	(8,899,595)
2021	1,240,389	—	15,104,318	16,344,707
2020	10,678,868	(9,288,898)	(3,991,878)	(2,601,908)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,275,710	(2,375,417)	(1,648,669)	(748,376)
2021	718,163	—	3,470,596	4,188,759
2020	3,233,747	(2,741,071)	2,053,283	2,545,959

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
List of Most Important Financial Performance Measures

Net Revenue was the sole financial performance measure that the Company used in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance.

Total Shareholder Return Amount	$ 21.32	112.88	68.26
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (108,000,000)	$ (181,000,000)	$ (103,000,000)
Company Selected Measure Amount	134,000,000	46,000,000	50,000,000
PEO Name	Peter Greenleaf
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Net Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,502,011)	$ 0	$ (9,288,898)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,234,980)	15,104,318	(3,991,878)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,799,360	0	7,762,704
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,421,035)	10,202,439	(7,270,230)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(7,613,305)	4,901,879	(4,484,352)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,234,980)	15,104,318	(3,991,878)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,375,417)	0	(2,741,071)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,648,669)	3,470,596	2,053,283
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	701,513	0	2,449,340
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(656,801)	2,255,191	(235,061)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	95,426
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(941,151)	1,215,405	(256,422)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(752,230)	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,648,669)	$ 3,470,596	$ 2,053,283